Fair values of financial assets and financial liabilities (Tables)	6 Months Ended
Mar. 31, 2025
Fair values of financial assets and financial liabilities
Summary of the attribution of financial instruments measured at fair value to the fair value hierarchy

The following table summarises the attribution of financial instruments measured at fair value to the fair value hierarchy.

$m	Level 1	Level 2	Level 3	Total
As at 31 March 2025
Financial assets measured at fair value on a recurring basis
Trading securities and financial assets measured at FVIS	17,797	33,290	1	51,088
Derivative financial instruments	20	19,321	6	19,347
Investment securities	23,030	90,601	487	114,118
Loans	-	17	14	31
Total financial assets measured at fair value on a recurring basis	40,847	143,229	508	184,584
Financial liabilities measured at fair value on a recurring basis
Deposits and other borrowings	-	42,485	-	42,485
Other financial liabilities	1,696	20,457	-	22,153
Derivative financial instruments	11	21,503	6	21,520
Debt issues	-	4,439	-	4,439
Total financial liabilities measured at fair value on a recurring basis	1,707	88,884	6	90,597
As at 30 September 2024
Financial assets measured at fair value on a recurring basis
Trading securities and financial assets measured at FVIS	15,522	33,700	6	49,228
Derivative financial instruments	13	24,089	7	24,109
Investment securities	14,117	88,155	447	102,719
Loans	-	210	15	225
Total financial assets measured at fair value on a recurring basis	29,652	146,154	475	176,281
Financial liabilities measured at fair value on a recurring basis
Deposits and other borrowings	-	46,878	-	46,878
Other financial liabilities	891	18,428	-	19,319
Derivative financial instruments	14	30,955	5	30,974
Debt issues	-	5,385	-	5,385
Total financial liabilities measured at fair value on a recurring basis	905	101,646	5	102,556
As at 31 March 2024
Financial assets measured at fair value on a recurring basis
Trading securities and financial assets measured at FVIS	5,069	28,866	8	33,943
Derivative financial instruments	24	15,748	23	15,795
Investment securities	5,030	83,897	460	89,387
Loans	-	-	14	14
Total financial assets measured at fair value on a recurring basis	10,123	128,511	505	139,139
Financial liabilities measured at fair value on a recurring basis
Deposits and other borrowings	-	51,273	-	51,273
Other financial liabilities	2,040	18,236	-	20,276
Derivative financial instruments	11	18,312	94	18,417
Debt issues	-	3,406	-	3,406
Total financial liabilities measured at fair value on a recurring basis	2,051	91,227	94	93,372

Summary of changes in financial instruments measured at fair value on a recurring basis derived from non-market observable valuation techniques (Level 3)

The following table summarises the changes in financial instruments measured at fair value derived from non-market observable valuation techniques (Level 3).

	Half Year March 2025
	Trading
	securities and
	financial assets	Investment	Derivative and	Total Level 3	Derivative	Total Level 3
$m	measured at FVIS	Securities	other assets	assets	liabilities	liabilities
Balance as at beginning of period	6	447	22	475	5	5
Gains/(losses) on assets / (gains)/losses on liabilities recognised in:
Income statement	-	-	(1)	(1)	10	10
Other comprehensive income	-	28	-	28	-	-
Acquisitions and issues	4	1	3	8	10	10
Disposals and settlements	(9)	(1)	(4)	(14)	(3)	(3)
Transfer into or out of non-market observables	-	8	-	8	(16)	(16)
Foreign currency translation impacts	-	4	-	4	-	-
Balance as at end of period	1	487	20	508	6	6
Unrealised gains/(losses) recognised in the income statement for financial instrument held as at end of period	-	-	1	1	1	1

Schedule of estimated fair value and fair value hierarchy of financial instruments not measured at fair value

The following table summarises the estimated fair value of financial instruments not measured at fair value for the Group.

	As at 31 March 2025		As at 30 Sept 2024		As at 31 March 2024
$m	Carrying amount	Fair value	Carrying amount	Fair value	Carrying amount	Fair value
Financial assets not measured at fair value
Cash and balances with central banks	58,352	58,352	65,667	65,667	95,907	95,907
Collateral paid	6,190	6,190	6,269	6,269	4,671	4,671
Investment securities	1,068	1,068	1,166	1,166	1,200	1,200
Loans	824,777	824,775	806,542	805,776	784,825	782,246
Other financial assets	7,886	7,886	5,456	5,456	11,266	11,266
Total financial assets not measured at fair value	898,273	898,271	885,100	884,334	897,869	895,290
Financial liabilities not measured at fair value
Collateral received	3,738	3,738	3,078	3,078	2,534	2,534
Deposits and other borrowings	696,765	697,583	673,611	674,384	650,953	651,550
Other financial liabilities	22,528	22,528	18,758	18,758	34,116	34,116
Debt issues[a]	167,425	168,065	163,899	164,505	156,375	156,705
Loan capital[a]	40,703	42,171	37,883	39,390	37,280	38,544
Total financial liabilities not measured at fair value	931,159	934,085	897,229	900,115	881,258	883,449

a.	The estimated fair values of debt issues and loan capital include the impact of changes in Westpac’s credit spreads since origination.